NOTE 3 - STOCKHOLDERS' EQUITY (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended						73 Months Ended
	Dec. 31, 2006	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012
Stock Issued During Period, Shares, New Issues (in Shares)							490,501	5,000,000
Stock Issued During Period, Shares, New Issues, Post Stock Split							$ 1,471,502	$ 15,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.00001		$ 0.00001	$ 0.00001				$ 0.00001	$ 0.00001
Stock Issued During Period, Value, New Issues	50		2,629,497	718,694	170,050	15,000	172,625	50
Sale of Stock, Price Per Share (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.15	$ 0.122	$ 0.083333		$ 0.0001
Stock Issued During Period, Shares, Acquisitions (in Shares)						6,000,000
Stock Issued During Period, Value, Acquisitions						765,300			765,300
Stock Issued During Period, Shares, Issued for Services (in Shares)			5,000,000	4,000,000	13,500,000	150,000
Stock Issued During Period, Value, Issued for Services			4,163,040	400		15,000
Equity Method Investment, Quoted Market Value			0.04	0.10		0.15			0.04
Additional Paid in Capital, Common Stock				4,850	1,350	7,500
Stock Issued During Period, Shares, Issued for Cash (in Shares)		4,600,000	52,589,910	13,604,132	1,133,664
Stock Issued During Period, Value, Issued for Cash		230,000	2,629,497	718,694	170,050
Units Issued During Period, Units, Issued for Cash					1,580,000
Units Issued During Period, Value, Issued for Cash					395,000
Exercise Price, Stock Purchase Warrant (in Dollars per share)					$ 0.50
Share-based Compensation			4,746,416	3,125,000	3,375,000	7,500			11,265,331
Stock Issued During Period, Value, Other				883,334
Issuance of Stock and Warrants for Services or Claims			35,427	49,434					84,861
Stock Issued During Period, Shares, Other (in Shares)				1,000,000
(in Shares)				70,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments				25,000
Stock Issued During Period, Value, Future Share-based Compensation			4,734,814
Other Noncash Expense			415,181	13,233					428,414
Stock Issued During Period, Shares, Issued to Kodiak Capital Group LLC			2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, 2011 Plan Number of Shares Authorized				10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average, 2011 Plan Exercise Price				0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number (in Shares)				7,233,334
Share-based Compensation Arrangement by Share-based Payment Award, 2012 Plan Number of Shares Authorized			50,000,000						50,000,000
Share-based Compensation Arrangement by Share-based Payment Award Options, Outstanding Weight Average, 2012 Plan Exercise Price			0.04						0.04
Stock Cancelled During Period, Shares, Returned to Treasury		$ 500,000	$ 500,000						$ 500,000